UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2002
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  200 Park Avenue
          Suite 3300
          New York, NY 10166

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 212-808-3546

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  November 14, 2002

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	 29
Form 13F Information Table Value Total:  $276,484						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
AMERICREDIT CORP		COM	03060R101	33055	4096067	SH		SOLE		4096067
BLACKROCK INC CL A		CL A	09247X101	2007	48454	SH		SOLE		48454
CAPITAL ONE FINANCIAL CORP	COM	14040H105	35179	1007426	SH		SOLE		1007426
CHARTER ONE FINANCIAL INC	COM	160903100	1857	62498	SH		SOLE		62498
CHECKFREE CORP NEW		COM	162813109	6879	604500	SH		SOLE		604500
CITIGROUP INC			COM	172967101	19273	650000	SH		SOLE		650000
COMMERCE BANCORP INC - N.J.	COM	200519106	12453	300012	SH		SOLE		300012
COMPUCREDIT CORP		COM	20478N100	3099	584706	SH		SOLE		584706
E-LOAN INC			COM	26861P107	1380	1000000	SH		SOLE		1000000
FIRST COMMUNITY BANCORP CALIF	COM	31983B101	1447	50000	SH		SOLE		50000
FIRST REPUBLIC BANK		COM	336158100	2438	112108	SH		SOLE		112108
HIBERNIA CORP-CL A		CL A	428656102	11756	588093	SH		SOLE		588093
HOUSEHOLD INTERNATIONAL INC	COM	441815107	5662	200000	SH		SOLE		200000
J P MORGAN CHASE & CO		COM	46625H100	14243	750000	SH		SOLE		750000
LENDINGTREE INC			COM	52602Q105	8442	572698	SH		SOLE		572698
NATIONAL PROCESSING INC		COM	637229105	2873	169099	SH	 	SOLE		169099
NETBANK INC			COM	640933107	2894	278020	SH		SOLE		278020
NEXTCARD INC			COM	65332K107	0	3534804	SH		SOLE		3534804
PNC FINANCIAL CORP		COM	693475105	17922	425000	SH		SOLE		425000
PROSPERITY BANCSHARES INC	COM	743606105	6562	385296	SH		SOLE		385296
PROVIDENT FINANCIAL GROUP INC	COM	743866105	11566	461000	SH		SOLE		461000
PROVIDIAN FINANCIAL CORP	COM	74406A102	21996	4488998	SH		SOLE		4488998
***RENAISSANCERE HOLDINGS LTD	COM	G7496G103	12049	318837	SH		SOLE		318837
SEI INVESTMENTS CO		COM	784117103	2388	100000	SH		SOLE		100000
SOUTHWEST BANCORPORATION OF	COM	84476R109	6224	170942	SH		SOLE		170942
SOVEREIGN BANCORP INC		COM	845905108	12268	951033	SH		SOLE		951033
UNIONBANCAL CORP		COM	908906100	9716	231276	SH		SOLE		231276
W R BERKLEY CORP		COM	084423102	10823	318321	SH		SOLE		318321
WTS DIME BANCORP INC NEW	COM	25429Q110	32	357051	SH		SOLE		357051



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